Loss Allowance For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Loss Allowance For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss
9.	LOSS ALLOWANCE FOR EXPECTED CREDIT LOSSES ON CREDIT EXPOSURES NOT MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS
The Bank recognizes a loss allowance for expected credit losses on all credit exposures not measured at fair value through profit or loss, like debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts (not measured at fair value through profit or loss), contract assets and lease receivables.
Note 13 discloses financial assets measured at fair value on a recurring basis and financial assets not recognized at fair value. This classification is made pursuant to the expressed in Note 3 “Basis for the preparation of these consolidated Financial Statements and applicable accounting standards”. Additionally, Note 13 explains the information related to the valuation process.
Moreover, the Bank applies the impairment requirements for guarantees granted, undrawn commitments of credit cards, checking account advance agreements and letters of credit, which are not recognized in the consolidated statement of financial position. This impairment is disclosed in the consolidated statement of income as “Other operating expenses”.
For the purpose of assessing the Bank’s credit risk exposure and identifying material credit risk concentration, disclosures regarding credit risk of financial assets and off balance items are as follows.

9.1	Loans and other financing measured at amortized cost
According to the nature of the information to be disclosed and the loan characteristics, the Bank groups them as follows (see in addition Note 52.1.4):

Composition	12/31/2024	12/31/2023
Loans and other financing	5,925,015,422	4,109,867,412
Individual assessment	1,525,810,240	955,501,068
Collective assessment	4,399,205,182	3,154,366,344

Less: Allowance for ECL	(123,354,597)	(116,827,575)

Total	5,801,660,825	3,993,039,837

The following table shows the credit quality and the carrying amount of credit risk, based on the Bank’s credit risk rating system, the probability of default (PD) and the year-end stage classification, taking into account what was mentioned in the previous paragraph. The amounts are presented gross of the impairment allowances.

Internal rating grade	Range PD			12/3 1 /2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				5,629,903,605	107,331,873		5,737,235,478	96.83
High grade	0.00%	-	3.50%	5,054,424,112	27,078,504		5,081,502,616	85.76
Standard grade	3.51%	-	7.00%	334,245,264	24,728,616		358,973,880	6.06
Sub-standard grade	7.01%	-	33.00%	241,234,229	55,524,753		296,758,982	5.01
Past due but not impaired (1)	33.01%	-	99.99%	57,069,647	64,085,088		121,154,735	2.05
Impaired		100%				66,625,209	66,625,209	1.12

Total				5,686,973,252	171,416,961	66,625,209	5,925,015,422	100

%				95.98	2.90	1.12	100

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				3,851,436,730	107,415,588		3,958,852,318	96.32
High grade	0.00%	-	3.50%	3,607,639,957	38,375,337		3,646,015,294	88.70
Standard grade	3.51%	-	7.00%	161,840,600	24,164,485		186,005,085	4.53
Sub-standard grade	7.01%	-	33.00%	81,956,173	44,875,766		126,831,939	3.09
Past due but not impaired (1)	33.01%	-	99.99%	20,818,791	86,657,976		107,476,767	2.62
Impaired		100%				43,538,327	43,538,327	1.06

Total				3,872,255,521	194,073,564	43,538,327	4,109,867,412	100

%				94.22	4.72	1.06	100

(1)	It includes transactions under collective assessment which are more than 5 days past due independently of the PD range assigned.

9.1.1	Loans on an individual assessment
The table below shows the credit quality and the debt balance to credit risk of corporate loans by grade of credit risk classification, based on the Bank’s internal credit rating system, PD range and classification by stages as of the date of the reporting period. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in Note 52 section “Credit risk”.

Internal rating grade	Range PD			12/31/2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				1,493,279,244	15,149,753		1,508,428,997	98.86
High grade	0.00%	-	3.50%	1,478,244,781	12,098,069		1,490,342,850	97.68
Standard grade	3.51%	-	7.00%	4,451,091	3,051,684		7,502,775	0.49
Sub-standard grade	7.01%	-	33.00%	10,583,372			10,583,372	0.69
Past due but not impaired	33.01%	-	99.99%
Impaired		100%				17,381,243	17,381,243	1.14

Total				1,493,279,244	15,149,753	17,381,243	1,525,810,240	100

%				97.87	0.99	1.14	100

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				886,073,325	15,455,160		901,528,485	94.35
High grade	0.00%	-	3.50%	807,664,086	9,304,513		816,968,599	85.50
Standard grade	3.51%	-	7.00%	44,696,723	3,182		44,699,905	4.68
Sub-standard grade	7.01%	-	33.00%	33,712,516	6,147,465		39,859,981	4.17
Past due but not impaired	33.01%	-	99.99%		38,587,859		38,587,859	4.04
Impaired		100%				15,384,724	15,384,724	1.61

Total				886,073,325	54,043,019	15,384,724	955,501,068	100

%				92.73	5.66	1.61	100

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to lending on an individual assessment is as follows:

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2024	886,073,325	54,043,019	15,384,724	955,501,068
Assets originated or purchased	1,438,683,385	291,591		1,438,974,976
Assets derecognized or repaid	(372,382,088)	(5,537,451)	(2,015,078)	(379,934,617)
Variations	91,297,555	76,778	1,303,120	92,677,453
Transfers to Stage 1	2,563	(2,563)
Transfers to Stage 2	(42)	42
Transfers to Stage 3	(7,143,490)	(4,590,923)	11,734,413
Amounts Written Off			(305,969)	(305,969)
Monetary effect	(543,251,964)	(29,130,740)	(8,719,967)	(581,102,671)

As of December 31, 2024	1,493,279,244	15,149,753	17,381,243	1,525,810,240

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2023	711,962,751	17,429,280	9,324,710	738,716,741
Assets originated or purchased	1,414,968,469	46,249,081		1,461,217,550
Assets derecognized or repaid	(385,296,690)		(6,118,860)	(391,415,550)
Variations	61,008,479	14,367,791	23,881,746	99,258,016
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Amounts Written Off			(1,410,775)	(1,410,775)
Monetary effect	(916,569,684)	(24,003,133)	(10,292,097)	(950,864,914)

As of December 31, 2023	886,073,325	54,043,019	15,384,724	955,501,068

	Stage			Total
	1	2	3
ECL amount as of January 1, 2024	10,143,065	29,582,127	12,096,101	51,821,293
Assets originated or purchased	9,140,450	160,070		9,300,520
Assets derecognized or repaid	(4,182,790)	(8,468,635)	(2,101,204)	(14,752,629)
Variations	(179,093)	(4,214,007)	970,760	(3,422,340)
Transfers to Stage 1	300	(300)
Transfers to Stage 2	(693)	693
Transfers to Stage 3	(5,270,176)	(814,927)	6,085,103
Amounts Written Off			(306,011)	(306,011)
Monetary effect	(5,769,050)	(15,675,845)	(6,696,621)	(28,141,516)

As of December 31, 2024	3,882,013	569,176	10,048,128	14,499,317

	Stage			Total
	1	2	3
ECL amount as of January 1, 2023	6,393,460	2,252,175	5,214,461	13,860,096
Assets originated or purchased	14,819,910	29,909,593		44,729,503
Assets derecognized or repaid	(3,056,554)		(3,069,030)	(6,125,584)
Variations	26,659	5,487,609	17,137,967	22,652,235
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Amounts Written Off			(1,051,504)	(1,051,504)
Monetary effect	(8,040,410)	(8,067,250)	(6,135,793)	(22,243,453)

As of December 31, 2023	10,143,065	29,582,127	12,096,101	51,821,293

9.1.2	Loans on a collective assessment
The table below shows the credit quality and the debt balance to credit risk of loans portfolio under collective assessment, by grade of credit risk classification, based on the Bank’s internal credit rating system, PD range and classification by stages as of the date of the reporting period. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in Note 52 section “Credit risk”.

Internal rating grade	Range PD			12/31/2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				4,136,624,361	92,182,120		4,228,806,481	96.13
High grade	0.00%	-	3.50%	3,576,179,331	14,980,435		3,591,159,766	81.63
Standard grade	3.51%	-	7.00%	329,794,173	21,676,932		351,471,105	7.99
Sub-standard grade	7.01%	-	33.00%	230,650,857	55,524,753		286,175,610	6.51
Past due but not impaired (1)	33.01%	-	99.99%	57,069,647	64,085,088		121,154,735	2.75
Impaired		100%				49,243,966	49,243,966	1.12

Total				4,193,694,008	156,267,208	49,243,966	4,399,205,182	100

%				95.33	3.55	1.12	100

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				2,965,363,405	91,960,428		3,057,323,833	96.93
High grade	0.00%	-	3.50%	2,799,975,871	29,070,824		2,829,046,695	89.69
Standard grade	3.51%	-	7.00%	117,143,877	24,161,303		141,305,180	4.48
Sub-standard grade	7.01%	-	33.00%	48,243,657	38,728,301		86,971,958	2.76
Past due but not impaired (1)	33.01%	-	99.99%	20,818,791	48,070,117		68,888,908	2.18
Impaired		100%				28,153,603	28,153,603	0.89

Total				2,986,182,196	140,030,545	28,153,603	3,154,366,344	100

%				94.67	4.44	0.89	100

(1)	It includes transactions which are more than 5 days past due independently of the PD range assigned.

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to lending on a collective assessment is as follows:

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2024	2,986,182,196	140,030,545	28,153,603	3,154,366,344
Assets originated or purchased	2,683,176,456	113,276,642		2,796,453,098
Assets derecognized or repaid	(648,984,712)	(28,679,364)	(5,095,162)	(682,759,238)
Variations	949,681,882	20,124,790	5,297,150	975,103,822
Transfers to Stage 1	26,296,863	(26,077,546)	(219,317)
Transfers to Stage 2	(23,615,450)	23,789,195	(173,745)
Transfers to Stage 3	(41,644,683)	(2,353,424)	43,998,107
Amounts Written Off	(1,964,243)	(1,749,773)	(5,860,024)	(9,574,040)
Monetary effect	(1,735,434,301)	(82,093,857)	(16,856,646)	(1,834,384,804)

As of December 31, 2024	4,193,694,008	156,267,208	49,243,966	4,399,205,182

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2023	3,251,326,588	119,211,327	24,664,394	3,395,202,309
Assets originated or purchased	2,805,222,783	131,652,646		2,936,875,429
Assets derecognized or repaid	(576,540,804)	(17,028,573)	(3,773,663)	(597,343,040)
Variations	863,176,481	25,838,367	28,949,714	917,964,562
Transfers to Stage 1	46,099,523	(45,528,177)	(571,346)
Transfers to Stage 2	(89,823,544)	90,386,271	(562,727)
Transfers to Stage 3	(14,731,398)	(7,479,499)	22,210,897
Amounts Written Off	(1,272,360)	(4,149,475)	(8,921,850)	(14,343,685)
Monetary effect	(3,297,275,073)	(152,872,342)	(33,841,816)	(3,483,989,231)

As of December 31, 2023	2,986,182,196	140,030,545	28,153,603	3,154,366,344

	Stage			Total
	1	2	3
ECL amount as of January 1, 2024	33,312,282	10,006,640	21,687,360	65,006,282
Assets originated or purchased	62,011,648	13,001,831		75,013,479
Assets derecognized or repaid	(5,410,388)	(1,794,681)	(3,768,110)	(10,973,179)
Variations	5,165,069	7,847,843	10,583,528	23,596,440
Transfers to Stage 1	1,953,604	(1,787,051)	(166,553)
Transfers to Stage 2	(753,917)	874,240	(120,323)
Transfers to Stage 3	(27,647,987)	(303,853)	27,951,840
Amounts Written Off	(229,600)	(353,380)	(4,653,961)	(5,236,941)
Monetary effect	(19,217,254)	(6,318,805)	(13,014,742)	(38,550,801)

As of December 31, 2024	49,183,457	21,172,784	38,499,039	108,855,280

	Stage			Total
	1	2	3
ECL amount as of January 1, 2023	30,231,121	12,283,850	18,236,500	60,751,471
Assets originated or purchased	27,745,334	8,166,731		35,912,065
Assets derecognized or repaid	(3,807,083)	(2,278,430)	(2,792,755)	(8,878,268)
Variations	8,808,827	8,055,390	37,446,553	54,310,770
Transfers to Stage 1	4,115,536	(3,702,269)	(413,267)
Transfers to Stage 2	(1,964,842)	2,370,725	(405,883)
Transfers to Stage 3	(419,123)	(1,176,999)	1,596,122
Amounts Written Off	(114,772)	(889,460)	(6,330,079)	(7,334,311)
Monetary effect	(31,282,716)	(12,822,898)	(25,649,831)	(69,755,445)

As of December 31, 2023	33,312,282	10,006,640	21,687,360	65,006,282

Over the course of 2024 and 2023, the Bank generated profit from loan portfolio sales for 983,075 and 754,333, respectively.
The contractual amount outstanding on loans and other financing that have been written off by the Bank as of December 31, 2024 and 2023 that were still subject to enforcement activity was 32,216,067 and 65,230,574, respectively.

9.2	Other debt securities at amortized cost
For local government securities, EAD is considered equal to the debt balance, because there is not available information of such instruments’ behavior when they defaulted. For PD and LGD parameters, they were calculated using Basel regulatory parameters, considering also the market value at year end.
The criterion used to calculat
e
 ECL of Financial Trusts and Corporate Bonds is based on the rating granted by risk rating agencies to each debt security type making up each financial trust or each corporate bond series, respectively. This means that the factor to be used will vary depending on the debt securities holdings (A or B). The EAD is assumed to be equal to the outstanding balance.
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities and Central Bank of Argentina bills	2,680,130,775			2,680,130,775	99.71
Corporate bonds	6,332,597			6,332,597	0.24
Financial trusts	1,310,610			1,310,610	0.05

Total	2,687,773,982			2,687,773,982	100

%	100			100

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%

Local government securities and Central Bank of Argentina bills	281,199,178			281,199,178	92.16
Corporate bonds	22,473,671			22,473,671	7.37
Financial trusts	1,448,430			1,448,430	0.47
Other private securities			312	312

Total	305,121,279		312	305,121,591	100

%	100			100

The related ECL for local government securities and Central Bank of Argentina bills as of December 31, 2024 and 2023 amounted to 603,029 and 1,870,183, respectively. The related ECL for Corporate bonds as of December 31, 2024 and 2023 amounted to 4,117 and 25,541, respectively. The ECL related to Financial trusts as of December 31, 2024 and 2023 amounted to 1,699 and 301, respectively. The ECL related to Other private securities as of December 31, 2023 amounted to 312. A detail of these investments is disclosed in Note 10.

9.3	Other debt securities at fair value through OCI
This group includes local and foreign government securities measured at fair value through OCI. For these assets, an individual assessment of the related parameters was performed. For PD and LGD parameters, they were calculated using Basel regulatory parameters.
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	372,181,358			372,181,358	84.84
Foreign government securities	66,522,379			66,522,379	15.16

Total	438,703,737			438,703,737	100

%	100			100

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	540,301,477			540,301,477	85.06
Foreign government securities	94,891,857			94,891,857	14.94

Total	635,193,334			635,193,334	100

%	100			100

The related ECL for local government securities as of December 31, 2024 and 2023 amounted to 83,741 and 121,569, respectively. During 2024 and 2023, there were no transfers between stages. A detail of these investments is disclosed in Note 10.

9.4	Other financial assets
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	502,259,375			502,259,375	100

Total	502,259,375			502,259,375	100

%	100			100

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	382,361,722			382,361,722	100

Total	382,361,722			382,361,722	100

%	100			100

The ECL related to these types of instruments amounted to 279,916 and 1,296,294 as of December 31, 2024 and 2023, respectively.

9.5	Loans commitment
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	3,984,550,273	22,320,115	62,785	4,006,933,173	94.16
Guarantees granted	202,650,721	325,010		202,975,731	4.77
Overdraft and unused agreed commitments	45,557,863	51,253		45,609,116	1.07

Total	4,232,758,857	22,696,378	62,785	4,255,518,020	100

%	99.47	0.53		100

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	2,992,085,586	23,238,765	5,653	3,015,330,004	84.14
Guarantees granted	401,529,174			401,529,174	11.20
Responsibilities for foreign trade operations	87,345,788			87,345,788	2.44
Overdraft and unused agreed commitments	79,566,815	71,305		79,638,120	2.22

Total	3,560,527,363	23,310,070	5,653	3,583,843,086	100

%	99.35	0.65		100

The related ECL for undrawn commitments of credit cards and checking accounts as of December 31, 2024 and 2023 amounted to 7,428,500 and 3,190,674, respectively. The ECL related to guarantees granted as of December 31, 2024 and 2023 amounted to 444,845 and 1,455,996, respectively. The ECL related to overdraft and unused agreed commitments as of December 31, 2024 and 2023 amounted to 33,594 and 93,292, respectively.
For undrawn commitments of credit cards and checking accounts, during 2024 there were transfers of the carrying amounts to Stage 1, Stage 2 and Stage 3 for an amount of (3,428,848), 3,408,679 and 20,169, respectively, and there were transfers of the ECL to Stage 1, Stage 2 and Stage 3 for an amount of 144,809, (144,896) and 87, respectively. For undrawn commitments of credit cards and checking accounts, during 2023 there were transfers of the carrying amounts to Stage 1, Stage 2 and Stage 3 for an amount of
 27,910,904, (27,915,148) and 4,244,
respectively, and there were transfers of the ECL to Stage 1, Stage 2 and Stage 3 for an amount of
472,743
,

(472,754)

and 11, respectively. For the other items, there were no transfers between stages during 2024 and 2023.